Equity - Other comprehensive income (Details) - Other comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Foreign currency translation	$ 28,816,983	$ 17,244,255	$ 11,794,201
Hedge of a net investment in a foreign operation	(9,219,271)	(4,364,466)	(1,494,927)
Actuarial gain on defined benefit plans	(1,331,361)	(517,278)	(2,260,989)
Cash flow hedges for future exports	(2,473,999)	(945,250)	(136,473)
Cash flow hedge with derivative instruments	1,290	(61,502)	43,546
Others	3,077	2,135	1,704
Other comprehensive income attributable to owners of parent	$ 15,796,719	$ 11,357,894	$ 7,947,062